Document and Entity Information	12 Months Ended
Apr. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	8-K
Document Period End Date	Oct. 13, 2011
Amendment Flag	false